Earnings per ordinary share - Summary of earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Amount
Basic earnings	€ 4,456	€ 3,206
Basic earnings from continuing operations	4,456	3,206
Diluted earnings	4,456	3,206
Diluted earnings from continuing operations	€ 4,456	€ 3,206
Weighted average number of ordinary shares outstanding during the period
Basic earnings (in shares)	3,292.5	3,617.0
Effect of dilutive instruments:
Share plans (in shares)	3.3	2.0
Diluted earnings (in shares)	3,295.8	3,619.0
Per ordinary share
Basic earnings (in EUR per share)	€ 1.35	€ 0.89
Basic earnings from continuing operations (in EUR per share)	1.35	0.89
Diluted earnings (in EUR per share)	1.35	0.89
Diluted earnings from continuing operations (in EUR per share)	€ 1.35	€ 0.89